Leases	12 Months Ended
Dec. 31, 2011
Leases of Lessor Disclosure [Text Block]

Note 5—Leases

The Account’s wholly owned real estate properties are leased to tenants under operating lease agreements which expire on various dates through 2090. Aggregate minimum annual rentals for the wholly owned properties, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2012	$520.3
2013	481.0
2014	420.8
2015	348.0
2016	297.5
Thereafter	3,139.3

Total	$5,206.9

Certain leases provide for additional rental amounts based upon the recovery of actual operating expenses in excess of specified base amounts, sales volume or contractual increases as defined in the lease agreement.